EMPLOYEE BENEFITS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
EMPLOYEE BENEFITS
Amount of Contributions	$ 423,413	$ 435,689	$ 399,104